Revenue (Disaggregation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 6,111	$ 6,524
Total operating revenues	6,111	6,524
Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	2,607	2,679
Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	1,430	1,440
Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	744	745
Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1,119	1,098
Other
Disaggregation of Revenue [Line Items]
Total operating revenues	282	661
Operating
Disaggregation of Revenue [Line Items]
Total operating revenues	6,111	6,524
Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,607	2,679
Total operating revenues	2,596	2,670
Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,430	1,440
Total operating revenues	1,429	1,437
Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	744	745
Total operating revenues	744	745
Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,119	1,098
Total operating revenues	1,097	1,062
Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	282	661
Total operating revenues	245	610
Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(71)	(99)
Total operating revenues	(43)	(54)
Eliminations | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	11	9
Eliminations | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	1	3
Eliminations | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	22	36
Eliminations | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	37	51
Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	261	628
Total operating revenues	261	628
Non-Regulated | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	38	136
Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Florida Electric Utility | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Canadian Electric Utilities | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Other Electric Utilities | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	16	18
Non-Regulated | Operating | Gas Utilities and Infrastructure | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	282	661
Non-Regulated | Operating | Other | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	38	136
Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(37)	(51)
Non-Regulated | Eliminations | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Electric | Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	4,769	4,852
Total operating revenues	4,769	4,852
Electric | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,607	2,679
Electric | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,430	1,440
Electric | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	744	745
Electric | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(12)	(12)
Electric | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,409	2,376
Electric | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,387	1,384
Electric | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	746	731
Electric | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	276	261
Electric | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,484	1,510
Electric | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	745	755
Electric | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	400	405
Electric | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	339	350
Electric | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	461	488
Electric | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	207	209
Electric | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	210	233
Electric | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	44	46
Electric | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other Electric And Regulatory
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	304	371
Electric | Regulated | Other Electric And Regulatory | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	246	312
Electric | Regulated | Other Electric And Regulatory | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	45	43
Electric | Regulated | Other Electric And Regulatory | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	13	16
Electric | Regulated | Other Electric And Regulatory | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other Electric And Regulatory | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other Electric And Regulatory | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	111	107
Electric | Regulated | Other | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	22	19
Electric | Regulated | Other | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	29	28
Electric | Regulated | Other | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	72	72
Electric | Regulated | Other | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(12)	(12)
Gas | Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,081	1,044
Total operating revenues	1,081	1,044
Gas | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,103	1,080
Gas | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(22)	(36)
Gas | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	502	492
Gas | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	502	492
Gas | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	298	291
Gas | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	298	291
Gas | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	50	49
Gas | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	50	49
Gas | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Finance Income
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	60	57
Gas | Regulated | Finance Income | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Finance Income | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Finance Income | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Finance Income | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	60	57
Gas | Regulated | Finance Income | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Finance Income | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	171	155
Gas | Regulated | Other | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Other | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Other | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Other | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	193	191
Gas | Regulated | Other | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Other | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(22)	(36)
Marketing and trading margin | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	31	115
Marketing and trading margin | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Marketing and trading margin | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Marketing and trading margin | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Marketing and trading margin | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Marketing and trading margin | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	31	115
Marketing and trading margin | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Energy sales | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	68	293
Energy sales | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Energy sales | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Energy sales | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Energy sales | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Energy sales | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	80	309
Energy sales | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(12)	(16)
Other | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	22	30
Other | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Other | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Other | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Other | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	16	18
Other | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	31	47
Other | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(25)	(35)
Mark-To-Market | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	102	54
Mark-To-Market | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Mark-To-Market | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Mark-To-Market | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Mark-To-Market | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Mark-To-Market | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	102	54
Mark-To-Market | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 0	$ 0